Balance Sheets (Unaudited) (USD $)	Sep. 30, 2013	Mar. 31, 2013
Statement of Financial Position [Abstract]
Cash	$ 407,375	$ 16,770
Accounts receivable	10,536	8,679
Other receivables	5,335	4,128
Total Current Assets	423,246	29,577
Property and equipment, net of accumulated depreciation of $85,909 and $81,226, respectively	36,720	33,950
Capitalized software development costs, net of accumulated amortization of $101,208 and $75,997, respectively	131,833	155,137
Other noncurrent assets	64,644	55,136
Total Other Assets	233,197	210,273
TOTAL ASSETS	656,443	273,800
Current Liabilities
Accounts payable and accruals	676,682	388,518
Accounts payable and accruals - related party	160,804	375,504
Deferred revenue	22,744	24,000
Notes payable	707,780	76,412
Notes payable - related parties	316,540	316,540
Convertible notes payable		150,000
Convertible notes payable - related party		175,000
Total Current Liabilities	1,884,550	1,505,974
Deferred Tax Liability	543	543
Total Liabilities	1,885,093	1,506,517
Common Stock, 1,500,000,000 shares authorized, $0.001 par value 161,476,831 and 83,818,894 issued and outstanding, respectively	161,477	83,819
Additional Paid-in Capital	7,277,752	6,679,717
Unamortized share-based compensation	(140,249)	(183,375)
Cumulative translation adjustments	(20,885)	(13,306)
Accumulated deficit	(8,506,745)	(7,799,572)
Total Stockholders' Deficit	(1,228,650)	(1,232,717)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 656,443	$ 273,800